Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Schedule of reconciliation of intangible assets

(in thousands USD)	Note	Customer contracts	Other intangible assets	Total intangible assets	Goodwill
At January 1, 2026
Cost	-	16,569	6,427	22,996	177,022
Amortisation	-	(5,614)	(4,672)	(10,286)	—
Net carrying amount		10,955	1,755	12,710	177,022

Acquisitions	-	—	4,032	4,032	—
Amortisation charges	-	(788)	(640)	(1,428)	—
Exit from the consolidation scope	-	—	(256)	(256)	—
Translation differences	-	—	997	997	—
Balance at June 30, 2026		10,167	5,888	16,055	177,022

At June 30, 2026
Cost	-	16,569	10,945	27,514	177,022
Amortisation & impairment losses	-	(6,402)	(5,057)	(11,459)	—
Net carrying amount		10,167	5,888	16,055	177,022